Off-Balance Sheet Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Financial instrument commitments	$ 104,754	$ 121,421
Commitments to grant loans [Member]
Loss Contingencies [Line Items]
Financial instrument commitments	44,246	45,246
Unfunded commitments under lines of credit [Member]
Loss Contingencies [Line Items]
Financial instrument commitments	56,840	71,906
Standby letters of credit [Member]
Loss Contingencies [Line Items]
Financial instrument commitments	$ 3,668	$ 4,269